Business Combination - Schedule of Supplemental Pro Forma Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Supplemental Pro Forma Information [Abstract]
Pro forma total net revenues	¥ 2,823,284	¥ 3,921,965
Pro forma net income	¥ 336,936	¥ 404,094